COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE I — COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leased office space under an operating lease in Stony Brook, New York for its former corporate headquarters. The lease was for a 30,000 square foot building. The Company entered into an amended lease agreement on February 1, 2023. The initial term was for three years and expired on February 1, 2026. The lease for the corporate headquarters required monthly payments of $48,861, which was adjusted annually based on the US Consumer Price Index and was adjusted to monthly payments of $52,440 commencing on February 1, 2025. In lieu of a security deposit, the Company provided a standby letter of credit of $750,000. The letter of credit expired when the Company vacated the premises.  On January 20, 2026, the Company entered into a new lease agreement for a total of 2,095 square feet for its new corporate headquarters in Stony Brook, New York, which includes both office space and two laboratories for a combined monthly payment of $8,665. The new lease term commenced on February 1, 2026 and will expire on January 31, 2027.  On September 19, 2025, the Company entered into a lease agreement for approximately 175 square feet of office space in Windermere, Florida. This lease expires on September 30, 2026, and has monthly payments of $1,489. The lease for our new corporate headquarters, as well as the office space lease in Florida are both considered short-term lease obligations. The total rent expense for the three and six months ended March 31, 2026 was $74,238 and $236,025, respectively.

Employment Agreement

On September 28, 2025, the Board approved new Employment Agreements (together, the “Employment Agreements”) with Mr. Shorrock and Ms. Jantzen. The Employment Agreements provide that Mr. Shorrock will be appointed as Chief Executive Officer and President and Ms. Jantzen will continue to serve in her role as Chief Financial Officer of the Company. The terms of the Employment Agreements began on September 29, 2025 and Mr. Shorrock and Ms. Jantzen will each hold office until the election and qualification of a successor or until either individual’s earlier death, resignation or removal.

NOTE I — COMMITMENTS AND CONTINGENCIES, continued

Pursuant to the Employment Agreements, Mr. Shorrock’s and Ms. Jantzen’s annual base salary will each be $400,000. In October 2025, Mr. Shorrock was paid a one-time cash bonus of $175,000 and Ms. Jantzen was paid a one-time cash bonus of $150,000. Mr. Shorrock and Ms. Jantzen both received stock options to purchase shares of common stock with a grant-date fair value of $200,000 which will vest quarterly over one year. These options were granted on December 15, 2025 at an exercise price of $2.52. Mr. Shorrock and Ms. Jantzen will each be eligible for a performance bonus in the event the Company enters into a strategic transaction (such as, but not limited to a merger, sale or licensing of all or substantially all of the Company assets that existed prior to September 17, 2025), or a restructuring, equal to five percent (5.0%) of the net proceeds of the strategic transaction or net absolute cash retained at the time of the restructuring. The Board, acting in its discretion, may grant cash or equity/options/restricted stock units to Mr. Shorrock and Ms. Jantzen for achieving or progressing stated company goals.

The Employment Agreements also provide that upon termination without Cause (as defined in the Employment Agreements) or resignation for Good Reason (as defined in the Employment Agreements) of each of Mr. Shorrock’s and Ms. Jantzen’s employment then Mr. Shorrock and Ms. Jantzen will each be entitled to $400,000 or their then current annual base salary, together with all Accrued Benefits (as defined in the Employment Agreements). Upon a Change in Control (as defined in the Employment Agreements) or termination due to death or disability, Mr. Shorrock and Ms. Jantzen will each generally be entitled to receive the same payments and benefits they each would have received if their employment had been terminated by the Company without Cause (as described in the preceding paragraph), other than salary continuation payments.

Litigation

From time to time, the Company may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. When the Company is aware of a claim or potential claim, it assesses the likelihood of any loss or exposure. If it is probable that a loss will result and the amount of the loss can be reasonably estimated, the Company will record a liability for the loss. In addition to the estimated loss, the recorded liability includes probable and estimable legal costs associated with the claim or potential claim. Litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm the Company’s business. There is no pending litigation involving the Company at this time.

NOTE J – COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company leases office space under an operating lease in Stony Brook, New York for its corporate headquarters. The lease is for a 30,000 square foot building. The Company entered into an amended lease agreement on February 1, 2023. The initial term is for three years and expires on February 1, 2026. The lease for the corporate headquarters requires monthly payments of $48,861, which is adjusted annually based on the US Consumer Price Index (“CPI”) and was adjusted to monthly payments of $52,440 commencing on February 1, 2025. In lieu of a security deposit, the Company provided a standby letter of credit of $750,000. In addition, the Company also had 2,500 square feet of laboratory space, for which it entered into an amended lease agreement on February 1, 2023. The initial lease term for the laboratory space was one year from the commencement date and was extended until January 31, 2025. Effective February 1, 2025, the Company extended this lease for 2,000 square feet of laboratory space until January 31, 2026. On February 28, 2025, the Company vacated one of its laboratory suites and currently leases 1,000 square feet under this lease amendment. The base rent for the new lease term is monthly payments of $4,346 and the lease is terminable by the Company upon one month’s written notice to the landlord. The Company terminated the lease for the remaining 1,000 square feet, effective July 31, 2025. On September 19, 2025, the Company entered into a lease agreement for approximately 175 square feet of office space in Windermere Florida. This lease expires on September 30, 2026, and has monthly payments of $1,489. The laboratory lease, as well as the office space lease in Florida were both considered short-term lease obligations. The total rent expense for the fiscal years ended September 30, 2025 and 2024 was $622,457 and $670,180, respectively.

The components of lease expense are as follows:

	Fiscal year ended
	September 30,
Lease Cost	2025	2024
Operating lease cost	$622,122	$597,670
Short-term lease cost	335	72,510
Total lease cost	$622,457	$670,180

Other Information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$586,334
Right-of-use assets obtained in exchange for new operating lease liabilities	—
Weighted-average remaining lease term — operating leases	0.3	years
Weighted-average discount rate — operating leases	9.1%

NOTE J – COMMITMENTS AND CONTINGENCIES, continued

Operating leases, continued

Maturities of operating lease liabilities were as follows:

Fiscal year
ended
Maturity of Lease Liabilities	September 30,
Operating Leases
2026	195,446
2027	—
2028	—
2029	—
2030	—
Total lease payments	195,446
Less: interest	(2,196)
Present value of lease liabilities	$193,250

Employment Agreement

On June 16, 2025, Dr. James A. Hayward informed the Company of his intention to retire from the Company and that he would step down from his positions as Chief Executive Officer, member of the Board and Chairman of the Board effective June 18, 2025.

In connection with Dr. Hayward’s retirement, Dr. Hayward and the Company entered into a separation agreement dated June 16, 2025 (the “Hayward Separation Agreement”), pursuant to which the Company shall pay to Dr. Hayward, contingent upon his compliance with the terms of the Hayward Separation Agreement, the total gross amount of $450,000 to be paid over a period of eight months from the date of first payment, with the first installment being paid on or before July 15, 2025. The Hayward Separation Agreement also provides for a customary general release of claims in favor of the Company and customary post-employment covenants, including with respect to confidentiality and non-disparagement.

On June 17, 2025, the Board elected Judith Murrah, the Company’s current President, as Chief Executive Officer and as Chairperson and a member of the Board effective June 18, 2025. Effective June 30, 2025, Ms. Murrah voluntarily agreed to a fifteen percent (15%) temporary reduction in her annual base salary in connection with the Company’s efforts to reduce its ongoing operating expenses. Ms. Murrah’s reduced annual base salary was $340,000. On September 29, 2025, Ms. Murrah resigned as CEO and President of the Company and Clay Shorrock was appointed CEO and President of the Company. On November 6, 2025, Ms. Murrah resigned as Chairperson and Joshua Kruger was appointed as Chairman of the Board and as a director.

In connection with Ms. Murrah’s resignation, Ms. Murrah and the Company entered into a separation agreement dated September 29, 2025 (the “Murrah Separation Agreement”), pursuant to which during a transition period commencing on the date of the Murrah Separation Agreement and ending twenty (20) business days thereafter (the “Separation Date”), Ms. Murrah’s title was Strategic Transition Advisor. She remained as Chairperson of the Board until November 6, 2025 when Mr. Kruger was appointed as Chairman of the Board and she continues to serve as a director. The Company paid to Ms. Murrah, contingent upon her compliance with the terms of the Murrah Separation Agreement, a rate of $340,000 per annum commencing on the effective date of her separation and ending on the Separation Date. The Murrah Separation Agreement also provides that the Company shall pay to Ms. Murrah, contingent upon her compliance with the terms of the Murrah Separation Agreement, a total gross amount of $400,000 to be paid in a lump sum on or before November 17, 2025. The Murrah Separation Agreement also provides for a customary general release of claims in favor of the Company and customary post-employment covenants, including with respect to confidentiality and non-disparagement.

NOTE J – COMMITMENTS AND CONTINGENCIES, continued

Employment Agreement, continued

On September 28, 2025, the Board approved new Employment Agreements (together, the “Employment Agreements”) with Mr. Shorrock and Ms. Jantzen. The Employment Agreements provide that Mr. Shorrock will be appointed as Chief Executive Officer and President and Ms. Jantzen will continue to serve in her role as Chief Financial Officer of the Company. The terms of the Employment Agreements began on September 29, 2025 and Mr. Shorrock and Ms. Jantzen will each hold office until the election and qualification of a successor or until either individual’s earlier death, resignation or removal.

Pursuant to the Employment Agreements, Mr. Shorrock’s and Ms. Jantzen’s annual base salary will each be $400,000. In October 2025, Mr. Shorrock was paid a one-time cash bonus of $175,000 and Ms. Jantzen was paid a one-time cash bonus of $150,000. Mr. Shorrock and Ms. Jantzen both received stock options to purchase shares of common stock with a grant-date fair market value of $200,000 which will vest quarterly over one year. These options were granted on December 15, 2025 at an exercise price of 2.52. Mr. Shorrock and Ms. Jantzen will each be eligible for a performance bonus in the event the Company enters into a strategic transaction (such as, but not limited to a merger, sale or licensing of all or substantially all of the Company assets that existed prior to September 17, 2025), or a restructuring, equal to five percent (5.0%) of the net proceeds of the strategic transaction or net absolute cash retained at the time of the restructuring. The Board, acting in its discretion, may grant cash or equity/options/restricted stock units to Mr. Shorrock and Ms. Jantzen for achieving or progressing stated company goals.

The Employment Agreements also provide that upon termination without Cause (as defined in the Employment Agreements) or resignation for Good Reason (as defined in the Employment Agreements) of each of Mr. Shorrock’s and Ms. Jantzen’s employment then Mr. Shorrock and Ms. Jantzen will each be entitled to $400,000 or their then current annual base salary, together with all Accrued Benefits (as defined in the Employment Agreements). Upon a Change in Control (as defined in the Employment Agreements) or termination due to death or disability, Mr. Shorrock and Ms. Jantzen will each generally be entitled to receive the same payments and benefits they each would have received if their employment had been terminated by the Company without Cause (as described in the preceding paragraph), other than salary continuation payments.

Litigation

From time to time, the Company may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. When the Company is aware of a claim or potential claim, it assesses the likelihood of any loss or exposure. If it is probable that a loss will result and the amount of the loss can be reasonably estimated, the Company will record a liability for the loss. In addition to the estimated loss, the recorded liability includes probable and estimable legal costs associated with the claim or potential claim. Litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm the Company’s business. There is no pending litigation involving the Company at this time.